Share based compensation - Activities of company's RSUs (Details) - RSUs $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Number of RSUs
Outstanding at the beginning (in shares) | shares	2,909,230
Forfeited (in shares) | shares	(29,432)
Outstanding at the end (in shares) | shares	2,879,798
Exercisable (in shares) | shares	2,788,803
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 0.38
Forfeited (in USD per share)	0
Outstanding at the end (in USD per share)	0.38
Exercisable (in USD per share)	0.43
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	2.02
Forfeited (in USD per share)	2.02
Outstanding at the end (in USD per share)	2.02
Exercisable (in USD per share)	$ 1.84
Weighted remaining contractual years
Outstanding (in years)	8 years 7 months 2 days
Exercisable (in years)	8 years 6 months
Aggregate intrinsic value
Outstanding | $	$ 3,755
Exercisable | $	$ 3,580